Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition (Details) [Line Items]
Professional service revenue					$ 2,446	$ 2,194
Majority of revenue					4,696	886
Deferred revenue					14,945	7,503
Decrease in deferred revenue					4,346
Related to customer contracts unsatisfied amount			$ 23,081		31,323
Recognized revenue	$ 1,143		$ 1,143		$ 8,034
Revenue recognized term			1 year		1 year
Deferred Revenue, Additions	$ 1,275	$ 3,458	$ 3,437	$ 5,168	$ 14,858
Customer contract amount					$ 8,431
Contractual term					5 years
Long-Term Debt, Term	1 year		1 year		1 year
Short term period			1 year		1 year
Professional service revenue	$ 239		$ 806
Expected recognized revenue	8,933		8,933
Revenue recognized between two to five years			10,651
Revenue recognized after five years			$ 3,497
Minimum [Member]
Revenue Recognition (Details) [Line Items]
Contract terms of hosted services range			1 year		1 year
Revenue recognized term			2 years		2 years
Maximum [Member]
Revenue Recognition (Details) [Line Items]
Contract terms of hosted services range			20 years		20 years
Revenue recognized term			5 years		5 years
Contract Balances [Member]
Revenue Recognition (Details) [Line Items]
Prepaid expenses and other current assets	$ 247		$ 247		$ 54	$ 43